Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding by type of account are summarized as follows:

	At December 31, 2014			At December 31, 2013
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$143,422,150	0.03%	0.00-0.15%	$136,695,876	0.04%	0.00-0.15%
Money Market Accounts	234,819,052	0.19%	0.10-0.20%	240,631,708	0.28%	0.10-0.30%
Statement Savings Accounts	28,622,933	0.10%	0.00-0.10%	24,485,648	0.10%	0.00-0.10%
Total	$406,864,135	0.13%	0.00-0.20%	$401,813,232	0.19%	0.00-0.30%

Certificate Accounts:
0.00 – 1.99%	227,473,082			226,750,180
2.00 – 2.99%	25,605,349			28,848,252
3.00 – 3.99%	172,598			1,285,108
Total	253,251,029	0.79%	0.05-3.01%	256,883,540	0.83%	0.05-3.25%
Total Deposits	$660,115,164	0.38%	0.00-3.01%	$658,696,772	0.44%	0.00-3.25%

Included in the certificates above were $38.8 million and $25.6 million in brokered deposits at December 31, 2014 and 2013, respectively, with a weighted average interest rate of 1.14% and 1.23%, respectively. Of the brokered deposits at December 31, 2014, $1.9 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $140.0 million and $129.9 million at December 31, 2014 and 2013, respectively.

Certificate of deposits that met or exceeded the FDIC Insurance limit of $250,000 were $69.6 million and $53.1 million at December 31, 2014 and 2013, respectively.

The amounts and scheduled maturities of all certificates of deposit are as follows:

	At December 31,
	2014	2013
Within 1 Year	$142,490,027	$163,680,585
After 1 Year, Within 2 Years	57,481,254	45,089,513
After 2 Years, Within 3 Years	22,273,310	22,483,793
After 3 Years, Within 4 Years	18,114,738	8,996,498
After 4 Years, Within 5 Years	12,891,700	16,633,151
Thereafter	—	—
	$253,251,029	$256,883,540

At December 31, 2014 and 2013, the Bank had $132,000 and $133,000, respectively, in overdrafts that were reclassified to loans.